Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005458
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%	6.21%	10.81%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P Completion Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%	6.06%	10.89%